FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated Fair Values and Recorded Book Balances
The estimated recorded book balances and fair values at December 31 follow:

	Recorded Book Balance	Fair Value	Fair Value Using
			Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2019
Assets
Cash and due from banks	$53,295	$53,295	$53,295	$-	$-
Interest bearing deposits	12,009	12,009	12,009	-	-
Interest bearing deposits - time	350	350	-	350	-
Securities available for sale	518,400	518,400	-	518,400	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,359	NA	NA	NA	NA
Net loans and loans held for sale	2,768,675	2,768,817	-	69,800	2,699,017
Accrued interest receivable	10,108	10,108	8	1,752	8,348
Derivative financial instruments	5,464	5,464	-	5,464	-

Liabilities
Deposits with no stated maturity (1)	$2,427,190	$2,427,190	$2,427,190	$-	$-
Deposits with stated maturity (1)	609,537	610,235	-	610,235	-
Other borrowings	88,646	88,680	-	88,680	-
Subordinated debentures	39,456	33,149	-	33,149	-
Accrued interest payable	1,296	1,296	97	1,199	-
Derivative financial instruments	4,402	4,402	-	4,402	-

2018
Assets
Cash and due from banks	$23,350	$23,350	$23,350	$-	$-
Interest bearing deposits	46,894	46,894	46,894	-	-
Interest bearing deposits - time	595	594	-	594	-
Equity securities at fair value	393	393	393	-	-
Securities available for sale	427,926	427,926	-	427,926	-
Federal Home Loan Bank and Federal Reserve Bank Stock	18,359	NA	NA	NA	NA
Net loans and loans held for sale	2,643,856	2,606,256	41,471	44,753	2,520,032
Accrued interest receivable	10,164	10,164	22	1,789	8,353
Derivative financial instruments	5,155	5,155	-	5,155	-

Liabilities
Deposits with no stated maturity (1)	$2,197,494	$2,197,494	$2,197,494	$-	$-
Deposits with stated maturity (1)	715,934	711,312	-	711,312	-
Other borrowings	25,700	25,706	-	25,706	-
Subordinated debentures	39,388	35,021	-	35,021	-
Accrued interest payable	1,646	1,646	114	1,532	-
Derivative financial instruments	2,326	2,326	-	2,326	-

NA – Not applicable
(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $388.369 million and $123.080 million at December 31, 2019 and 2018, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $42.658 million and $58.992 million at December 31, 2019 and 2018, respectively.